Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
LOSS FOR THE YEAR	$ (728.3)		$ (316.5)		$ (171.2)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Put options of non-controlling interest	(22.2)
Actuarial gain on post employment benefit obligation			0.0		1.1
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED THROUGH PROFIT OR LOSS
Financial instruments - Cash flow hedge	9.0		(0.7)		0.4
Other comprehensive income	3.5
Translation adjustments	62.1		(10.6)		(65.4)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	52.4	[1]	(11.3)	[1]	(63.9)
TOTAL OF COMPREHENSIVE LOSS	(675.9)		(327.8)		(235.1)
Attributable to:
Owners of Embraer	(691.6)		(330.3)		(216.1)
Non-controlling interests	15.7		2.5		(19.0)
TOTAL OF COMPREHENSIVE INCOME	$ (675.9)		$ (327.8)		$ (235.1)

[1]	Items presented above are net of deferred income tax, if applicable, of US$ 6.2, US$ (2.8) and US$ (9.1) for the years ended December 31, 2020, 2019 and 2018, respectively.